Financial structure and financial costs - Foreign exchange risk sensitivity (Details) $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023	Dec. 31, 2023 $ / €	Dec. 31, 2023 $ / £	Dec. 31, 2023 $ / ₽	Dec. 31, 2022 USD ($)	Dec. 31, 2022 $ / €	Dec. 31, 2022 $ / £	Dec. 31, 2022 $ / ₽	Dec. 31, 2021 USD ($)	Dec. 31, 2021 $ / €	Dec. 31, 2021 $ / £	Dec. 31, 2021 $ / ₽
Sensitivity analysis
Shareholders' equity at historical exchange rate	$ 130,454					$ 124,560				$ 124,407
Currency translation adjustment before net investment hedge	(13,696)					(12,831)				(12,666)
Net investment hedge - open instruments	(5)					(5)				(5)
Shareholders' equity at exchange rate as of the end of the period	116,753					111,724				111,736
Foreign exchange risk
Sensitivity analysis
Exchange rates			0.90	0.79	89.14		0.94	0.83	74.01		0.88	0.74	75.31
Impact on shareholders equity and net income
Reasonably possible increase in risk assumption (as a percent)		10.00%
Reasonably possible decrease in risk assumption (as a percent)		(10.00%)
Euro
Sensitivity analysis
Shareholders' equity at historical exchange rate	19,198					15,835				24,617
Currency translation adjustment before net investment hedge	(7,881)					(7,170)				(4,239)
Net investment hedge - open instruments	(5)					(5)				(5)
Shareholders' equity at exchange rate as of the end of the period	11,312					8,660				20,373
Euro | Foreign exchange risk
Impact on shareholders equity and net income
Impact of an increase in exchange rates on shareholders' equity	1,131
Impact of an increase in exchange rates on net income (TotalEnergies share)	310
Impact of a decrease in exchange rates on shareholders' equity	(1,131)
Impact of a decrease in exchange rates on net income (TotalEnergies share)	(310)
U.S. Dollar
Sensitivity analysis
Shareholders' equity at historical exchange rate	92,202					88,902				70,030
Shareholders' equity at exchange rate as of the end of the period	92,202					88,902				70,030
Pound Sterling
Sensitivity analysis
Shareholders' equity at historical exchange rate	4,732					6,258				6,064
Currency translation adjustment before net investment hedge	(2,285)					(2,463)				(1,902)
Shareholders' equity at exchange rate as of the end of the period	2,447					3,795				4,162
Pound Sterling | Foreign exchange risk
Impact on shareholders equity and net income
Impact of an increase in exchange rates on shareholders' equity	245
Impact of an increase in exchange rates on net income (TotalEnergies share)	94
Impact of a decrease in exchange rates on shareholders' equity	(245)
Impact of a decrease in exchange rates on net income (TotalEnergies share)	(94)
Ruble
Sensitivity analysis
Shareholders' equity at historical exchange rate						45				10,596
Currency translation adjustment before net investment hedge						(30)				(4,281)
Shareholders' equity at exchange rate as of the end of the period						15				6,315
Other currencies
Sensitivity analysis
Shareholders' equity at historical exchange rate	14,322					13,520				13,100
Currency translation adjustment before net investment hedge	(3,530)					(3,168)				(2,244)
Shareholders' equity at exchange rate as of the end of the period	$ 10,792					$ 10,352				$ 10,856